                                                     Pruco Life Insurance Company

                                                    Strategic Partners Annuity One

                                                        Strategic Partners Plus

                                                      Strategic Partners Advisor

                                                     Strategic Partners FlexElite

                                                       Strategic Partners Select

                                                  Supplement, dated November 20, 2006
                                                                  To
                                                    Prospectuses, dated May 1, 2006

For each of the  above-referenced  prospectuses,  this supplement  reflects  certain changes to the underlying  mutual funds as well as disclosure  reflecting the maximum charge for the Guaranteed  Minimum Income Benefit  (available under Strategic  Partners Annuity One,
Strategic  Partners Plus, and Strategic  Partners  FlexElite),  the Lifetime Five Income Benefit  (available  under Strategic  Partners
Annuity One, Strategic  Partners Plus,  Strategic Partners  FlexElite,  and Strategic Partners Advisor),  and the Spousal Lifetime Five
Income Benefit (available under Strategic Partners FlexElite).

In the Summary of Contract Expenses section of the prospectus for each of Strategic Partners Annuity One and Strategic Partners Plus,
we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals -
as a percentage of average GMIB Protected Value*                                        1.00%

Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals -
as a percentage of average GMIB Protected Value (current charge)                        0.25%

* We reserve the right to increase the charge to the maximum indicated upon any new election of the benefit.

In the table entitled Periodic Account  Expenses,  Insurance and  Administrative  Expenses with the Indicated  Benefits,  we revise the line items  pertaining  to the death  benefit  options and  Lifetime  Five to read as follows.  In addition,  we add a footnote  (which appears immediately after "Insurance And Administrative Expenses With The Indicated Benefits"):

                                                                         Contract                   Contract without
                                                                           with                          Credit
                                                                          Credit               (version under which bonus
                                                               (bonus credits generally not    credits vest over 7 years)
                                                                    recapturable after
                                                                  expiration of free look
                                                                          period)
Maximum charge for Lifetime Five*                                          1.50%                          1.50%
Lifetime Five Income Benefit (current charge)                              0.60%                          0.60%
Base Death Benefit                                                         1.50%                          1.40%
Guaranteed Minimum Death Benefit Option - Roll-Up or Step-Up               1.70%                          1.60%
Guaranteed Minimum Death Benefit Option - Greater of Roll-Up               1.80%                          1.70%
or Step-Up
     *In our original state filings for this benefit, we set forth maximum charges that we now are in the process of amending.
     Specifically, we have commenced filings with the states to establish the 1.50% maximum charge depicted above - - for both existing contracts and new-issue contracts.  As contemplated by those filings, we have the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up, or for a new election of each such benefit.  However, we have no present intention of increasing the charge for this benefit to that maximum level.

      With respect to the Strategic Partners FlexElite  prospectus of Pruco Life (version of contract sold prior to May 1, 2003 or upon subsequent state approval),  in the table entitled  Periodic Account  Expenses,  Insurance and  Administrative  Expenses with the
      Indicated  Benefits,  we revise the line items  pertaining to the death benefit  options,  the GMIB option,  Lifetime  Five,  and
      Spousal  Lifetime Five to read as follows.  In addition,  we add a footnote  (which  appears  immediately  after  "Insurance  And
      Administrative Expenses With The Indicated Benefits"):

     Maximum charge for Lifetime Five*                                                           1.50%

     Maximum charge for Spousal Lifetime Five*                                                   1.50%

     Lifetime Five Income Benefit (current charge)                                               0.60%

     Spousal Lifetime Five Income Benefit (current charge)                                       0.75%

     Base Death Benefit                                                                          1.70%

     Guaranteed Minimum Death Benefit Option - Roll-Up or Step-Up                       1.90%

     Guaranteed Minimum Death Benefit Option - Greater of Roll-Up or  Step-Up           2.00%

     Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge
     Upon Certain Withdrawals  - as a percentage of average GMIB Protected Value**      1.00%

     Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
     Certain Withdrawals - as a percentage of average GMIB Protected Value
     (current charge)                                                                                     0.45%
     *In our  original  state  filings  for each of these  benefits,  we set forth  maximum  charges  that we now are in the process of amending.  Specifically,  we have commenced  filings with the states to establish the 1.50% maximum charge  depicted above - - for both existing contracts and new-issue  contracts.  As contemplated by those filings,  we have the right to increase the charge for each of these  benefits up to the 1.50% maximum upon a step-up,  or for a new election of each such benefit.  However,  we have no present intention of increasing the charge for those benefits to that maximum level.
     **  We reserve the right to increase the charge to the maximum indicated upon any reset of the benefit or any new election of the benefit.

In the Summary of Contract Expenses section of the prospectus for Strategic Partners Advisor, under Insurance and Administrative
Expenses, we add line items that set forth the maximum charge for the Lifetime Five Income Benefit and the current charge for
Lifetime Five:

     Maximum charge for Lifetime Five Income Benefit*                                   1.50%

     Current charge for Lifetime Five Income Benefit*                                   0.60%
     *The charge for the  Lifetime  Five Income  Benefit is imposed  based on the value of assets in the  variable  investment  options only. In our original  state filings for this benefit,  we set forth a maximum  charge that we now are in the process of amending.
     Specifically,  we have  commenced  filings with the states to  establish  the 1.50%  maximum  charge  depicted  above - - for both existing contracts and new-issue  contracts.  As contemplated by those filings,  we have the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up,  or for a new election of the benefit.  However,  we have no present  intention of increasing the charges for this benefit to that maximum level.

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:

o        SP Small Cap Value Portfolio,  AST Small Cap Value Portfolio,  and Prudential Series Fund Equity Portfolio.  Salomon Brothers
         Asset Management will change its name to ClearBridge Advisors, LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows.  These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

o        SP LSV International Value Portfolio:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Value Portfolio (formerly SP LSV International Value Portfolio):  seeks         LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable       Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of     Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

------------------- ------------------------------------------------------------------------------------------------ -----------------------

o        SP William Blair International Growth Portfolio
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Growth Portfolio (formerly, SP William Blair International Growth               Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in           Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common      William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of   Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

      This  prospectus  supplement is intended to amend the  prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

SPVASUP5